SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
SCHEDULE OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

Ordinary Shares subject to possible redemption, December 31, 2025	$69,471,486
Plus:
Accretion in value of redeemable shares	1,232,214
Ordinary Shares subject to possible redemption, June 30, 2026	$70,703,700

Gross proceeds	$69,000,000
Less:

Proceeds allocated to Public Warrants	(2,809,680)
Proceeds allocated to Over-allotment Option	(66,600)
Issuance costs allocated to Ordinary Shares subject to possible redemption	(1,759,601)
Plus:
Accretion of carrying value to redemption value	5,107,367
Ordinary Shares subject to possible redemption, December 31, 2025	$69,471,486

SCHEDULE OF NET INCOME PER SHARE

The net income per share presented in the statement of operations is based on the following:

	For the three months ended June 30, 2026		For the Period from June 24, 2025 (Inception) through June 30, 2025		For the six months ended June 30, 2026
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income (loss)	$73,008	$20,401	$-	$(25,128)	$434,462	121,404
Denominator:
Basic and diluted weighted average shares outstanding	6,900,000	1,928,100	-	1,725,000	6,900,000	1,928,100
Basic and diluted net income per ordinary share	$0.01	$0.01	$-	$(0.01)	$0.06	0.06

The net income per share presented in the statement of operations is based on the following:

	For the Period from June 24, 2025 (Inception) through December 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$183,760	$132,749
Denominator:
Basic and diluted weighted average shares outstanding	2,450,526	1,770,262
Basic and diluted net income per ordinary share	$0.07	$0.07

SCHEDULE OF SEGMENT REPORTING

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Six Months Ended June 30, 2026
Formation and operating costs	$(676,348)
Interest income on trust account	$1,232,214
Cash and marketable securities held in trust account	$70,703,700

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

For the Period from June 24, 2025 (inception) through December 31, 2025
Formation and operating costs	$(154,977)
Interest income on trust account	$471,486
Cash and marketable securities held in trust account	$69,471,486

CADV Ventures S.A [Member]
SCHEDULE OF NET INCOME PER SHARE

Basic and diluted earnings/(loss) per ordinary share for each of the year presented is calculated as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
Numerators
Net income/(loss)	110,132	(502,769)

Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	3,892,467	3,200,050
Net income/(loss) per Ordinary Share-Basic and diluted*	0.03	(0.16)

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the financial statements in this report, representing the certified exchange rate published by the Narodowy Bank Polski:

	As of December 31,
	2025	2024
PLN into US$ for balance sheet items, except for equity accounts	3.6016	4.1012

	For the years ended December 31
	2025	2024
PLN into US$ for items in the statements of operations and comprehensive income, and cash flows	3.7588	3.9799

SCHEDULE OF GROSS REVENUE DISAGGREGATED BY MAJOR SERVICE LINES AND TIMING OF REVENUE RECOGNITION

A summary of the Company’s gross revenue disaggregated by major service lines and timing of revenue recognition for the years ended December 31, 2024 and 2025, respectively, are as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
By revenue streams
IT support service	545,219	348,205
Outsourced human resources service	213,050	186,216
Licensing service	14,564	4,645
Total	772,833	539,066

Timing of revenue recognition
Service transferred overtime	772,833	539,066

SCHEDULE OF SEGMENT REPORTING

The following table presents financial information regularly provided to the CODM and included in the measure of segment profit or loss:

	For the years ended December 31,
	2025	2024
	US$	US$
Revenues	772,833	539,066
Less: Cost of revenues	199,246	195,229
Gross profit	573,587	343,837
Less: Operating expenses	456,418	799,632
Operating income (loss)	117,169	(455,795)
Other expense, net	(7,037)	(46,974)
Segment net income (loss)	110,132	(502,769)
Reconciliation of profit and loss	-	-
Net profit (loss)	110,132	(502,769)

Significant Segment Expenses

The following table shows the significant expense disclosure for the reportable segment:

	For the years ended December 31,
	2025	2024
	US$	US$
Research and development expenses	256,858	649,169
Subcontracting costs	182,426	183,971
Professional fees	113,059	20,169
Staff salaries, social securities and benefits	74,248	50,926
Interest expenses	26,007	45,337
Marketing expenses	-	43,273
Other expenses	10,103	48,990
Total expenses deducted from segment revenue to arrive at reported segment net income (loss)	662,701	1,041,835

Kukugan Invest [Member]
SCHEDULE OF NET INCOME PER SHARE

Basic and diluted (loss) earnings per ordinary share for each of the period presented is calculated as follows:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5,	For the six months ended June 30,
	2026	2026	2025
	US$	US$	US$
Numerators
Net (loss) income	(105,668)	(333)	190,747
Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	100,000	22,640,989	3,200,050
Net (loss) income per Ordinary Share-Basic and diluted*	(1.06)	(0.00)	0.05

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the financial statements in this report, representing the certified exchange rate published by the Narodowy Bank Polski:

	As of June 30, 2026	As of December 31, 2025
PLN into US$ for balance sheet items, except for equity accounts	3.7708	3.8643

	For the period from January 6 through June 30,	For the six months ended June 30,
	2026	2025
PLN into US$ for items in the statements of operations and comprehensive (loss) income, and cash flows	3.6388	3.8763

For the period from January 1 through 5
2026
PLN into US$ for items in the statements of operations and comprehensive loss, and cash flows	3.6004

SCHEDULE OF GROSS REVENUE DISAGGREGATED BY MAJOR SERVICE LINES AND TIMING OF REVENUE RECOGNITION

A summary of the Company’s gross revenue disaggregated by major service lines and timing of revenue recognition for the Successor period from January 6 through June 30, 2026, Predecessor periods from January 1 through January 5, 2026 and six months ended June 30, 2025, respectively, are as follows:

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5		For the six months ended June 30,
	2026		2026		2025
	US$		US$
By revenue streams
IT support service	US$	215,625	US$	—	US$	389,402
Outsourced human resources service		56,063		—		78,319
IT migration service		388,564		—		—
Software testing and development service		114,672		—		—
Licensing service		—		—		9,387
Total		774,924		—		477,108
Timing of revenue recognition
Service transferred overtime		674,707		—		477,108
Service transferred at point of time		100,217		—		—
Total		774,924		—		477,108

Kukugan Invest [Member] | Single Reportable Segment [Member]
SCHEDULE OF SEGMENT REPORTING

The following table presents financial information regularly provided to the CODM and included in the measure of segment profit or loss:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5	For the six months ended June 30,
	2026	2026	2025
	US$	US$
Revenues	774,924	—	477,108
Less: Cost of revenues	668,956	—	80,677
Gross profit	105,968	—	396,431
Less: Operating expenses	190,056	333	170,562
Operating (loss) income	(84,088)	(333)	225,869
Other expense, net	(21,580)	—	(35,122)
Segment net (loss) income	(105,668)	(333)	190,747
Reconciliation of profit and loss	—	—	—
Net (loss) profit	(105,668)	(333)	190,747

The following table shows the significant expense disclosure for the reportable segment:

	Successor		Predecessor
	For the period from January 6 through June 30,		For the period from January 1 through 5		For the six months ended June 30,
	2026		2026		2025
	US$		US$
Research and development expenses	US$	—	US$	—	US$	35,032
Subcontracting costs		663,013		—		80,677
Professional fees		160,906		—		11,441
Staff salaries, social securities and benefits		19,331		—		31,589
Interest expenses		3,843		—		14,344
Exchange loss		13,764		—		22,335
Bad debt provision		6,527		—		—
Other expenses		13,208		333		90,943
Total expenses deducted from segment revenue to arrive at reported segment loss		880,592		333		286,361